Convertible Notes Payable (Details) - USD ($)								1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 29, 2024	Feb. 06, 2024	Jan. 17, 2024	Nov. 17, 2023	Sep. 12, 2023	Feb. 23, 2023	Oct. 30, 2020	Feb. 23, 2023	May 31, 2022	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 23, 2024	Jul. 31, 2023	Mar. 31, 2023
Convertible Notes Payable [Line Items]
Common stock at an initial conversion price (in Dollars per share)	$ 1		$ 3.5				$ 2
Shares of common stock (in Shares)						5,291,667		5,291,667
Initial exercise price (in Dollars per share)			$ 2	$ 2
Outstanding principal amount										$ 308,650.58
Percentage of average amount			90.00%
Percentage of cash premium										5.00%	5.00%
Percentage of outstanding principal amount					115.00%
Market capitalization					$ 12,500,000								$ 12,500,000
Warrant exercise price (in Dollars per share)			$ 2	$ 3.5
Convertible note in principal amount			$ 1,000,000	$ 1,200,000
Conversion price (in Dollars per share)										$ 1
Purchase warrant term			5 years	5 years
Fair value of warrants				$ 480,795		$ 1,225,543				$ 394,071
Conversion price per share (in Dollars per share)	$ 1						$ 2
Purchase price amount			$ 833,333
Purchase warrant to purchase			$ 1,000,000
Interest expenses
Convertible note payable				$ 1,200,000
Shares of common stock (in Shares)				1,000,000					2,000,000
Pay lind an amount				$ 1,200,000		$ 3,704,167		$ 3,704,167			$ 346,565
Lind Global Fund II, LP (“Lind”) [Member]
Convertible Notes Payable [Line Items]
Initial exercise price (in Dollars per share)														$ 3.5
Shares of common stock (in Shares)						5,291,667
Convertible debentures [Member]
Convertible Notes Payable [Line Items]
Accrued convertible interest											$ 842,567
Lind Global Fund II, LP [Member]
Convertible Notes Payable [Line Items]
Principal amount						$ 3,704,167		3,704,167
Purchase price						$ 3,175,000		$ 3,175,000
Common stock at an initial conversion price (in Dollars per share)						$ 1.05		$ 1.05
Lind Warrant [Member]
Convertible Notes Payable [Line Items]
Initial exercise price (in Dollars per share)						$ 1.05		$ 1.05
Convertible Note [Member]
Convertible Notes Payable [Line Items]
Purchase price				$ 1,000,000
Shares of common stock (in Shares)				1,000,000
Percentage of average amount				90.00%						90.00%	90.00%
Percentage of outstanding principal amount										120.00%	120.00%
Conversion price (in Dollars per share)				$ 3.5
Exercise price (in Dollars per share)				$ 2
Convertible debenture	$ 569,456									$ 0	$ 569,456	$ 0
Accrued convertible interest											0	0
Interest expenses										$ 672,016	2,412,951	$ 0
Convertible note payable															$ 31,587
Pay lind an amount											$ 308,650.58
Subsequent Event [Member]
Convertible Notes Payable [Line Items]
Shares of common stock (in Shares)		703,495
Percentage of average amount			90.00%
Warrant exercise price (in Dollars per share)		$ 2
Conversion price (in Dollars per share)			$ 3.5
Conversion price per share (in Dollars per share)	$ 1